Fair Value Measurements - Summary of Changes in Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible debt, fair value disclosures	$ 229,500
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	2,952	$ 2,753
Change in fair value	90	199
Fair value, ending balance	$ 3,042	$ 2,952